UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
OPERATING ACTIVITIES:
Net income	$ 111,674	$ 174,830
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	159,430	142,136
Amortization of unfavorable lease terms	(5,792)	(6,307)
Other non-cash adjustments	(4,764)	(5,057)
Amortization of operating lease assets/ liabilities	(373)	(2,594)
Amortization and write-off of deferred finance costs and discount	3,899	3,709
Loss/ (gain) on sale of vessels, net	329	(9,133)
Changes in operating assets and liabilities:
Decrease in accounts receivable	12,098	1,348
Decrease in prepaid expenses and other current assets	2,184	1,628
Decrease in amounts due from related parties (including current and non-current portion)	34,958	10,050
Payments for dry dock and special survey costs	(77,215)	(38,590)
Increase/ (decrease) in accounts payable	866	(7,128)
Increase/ (decrease) in accrued expenses	5,105	(950)
Decrease in deferred revenue	(3,755)	(6,021)
Increase/ (decrease) in amounts due to related parties	39,536	(32,006)
Net cash provided by operating activities	278,180	225,915
INVESTING ACTIVITIES:
Net cash proceeds from sale of vessels	33,717	91,400
Other investments	903	8,457
Deposits for acquisition/ option to acquire vessel	(109,905)	(182,627)
Acquisition of/ additions to vessels	(193,365)	(211,187)
Net cash used in investing activities	(268,650)	(293,957)
FINANCING ACTIVITIES:
Cash distributions paid	(3,004)	(3,080)
Repayment of long-term debt, finance lease and financial liabilities	(245,735)	(199,256)
Payments of deferred finance costs	(5,271)	(4,973)
Proceeds from long-term debt, finance lease and financial liabilities	345,314	311,020
Acquisition of treasury units	(23,000)	(5,000)
Net cash provided by financing activities	68,304	98,711
Increase in cash, cash equivalents and restricted cash	77,834	30,669
Cash, cash equivalents and restricted cash, beginning of period	299,789	249,175
Cash, cash equivalents and restricted cash, end of period	377,623	279,844
Supplemental disclosures of cash flow information
Cash interest paid	65,539	67,978
Non cash financing activities
Financial and finance lease liabilities	0	27,463
Non cash investing activities
Deposits for acquisition/ option to acquire vessel	287,381	101,687
Acquisition of/ additions to vessels	$ (287,381)	$ (138,800)